Supplement dated March 3, 2025
to the Statement of Additional Information (the “SAI”), dated May 1, 2024, for the following funds (each a Fund, and together the Funds):
Fund
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio (VP) - Contrarian Core Fund
Columbia Variable Portfolio (VP) - Strategic Income Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (VP) - Balanced Fund
Columbia Variable Portfolio (VP) - Core Equity Fund
Columbia Variable Portfolio (VP) - Disciplined Core Fund
Columbia Variable Portfolio (VP) - Emerging Markets Fund
Columbia Variable Portfolio (VP) - Intermediate Bond Fund
Columbia Variable Portfolio (VP) - Overseas Core Fund
Columbia Variable Portfolio (VP) - Seligman Global Technology Fund
Columbia Variable Portfolio (VP) - U.S. Government Mortgage Fund
The information for the Funds under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI is hereby superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2023, unless otherwise noted
VP – Balanced Fund	Jason Callan	13 RICs 10 PIVs 16 other accounts	$20.78 billion $25.31 billion $1.53 billion	1 other account ($316.79 M)	Columbia Management	Columbia Management
	Gregory Liechty	6 RICs 8 PIVs 46 other accounts	$5.24 billion $1.61 billion $3.71 billion	None
	Guy Pope	8 RICs 7 PIVs 77 other accounts	$19.43 billion $1.40 billion $3.27 billion	2 other accounts ($2.09 B)
	Ronald Stahl	6 RICs 9 PIVs 51 other accounts	$5.24 billion $1.73 billion $4.61 billion	None
VP – Contrarian Core Fund	Guy Pope	8 RICs 7 PIVs 77 other accounts	$18.89 billion $1.40 billion $3.27 billion	2 other accounts ($2.09 B)	Columbia Management	Columbia Management
VP – Core Equity Fund	Oleg Nusinzon	10 RICs 81 other accounts	$11.14 billion $14.01 billion	3 other accounts ($1.45 B)	Columbia Management	Columbia Management
	Raghavendran Sivaraman	10 RICs 76 other accounts	$11.14 billion $14.01 billion	3 other accounts ($1.45 B)
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Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Disciplined Core Fund	Oleg Nusinzon	10 RICs 81 other accounts	$7.58 billion $14.01 billion	3 other accounts ($1.45 B)	Columbia Management	Columbia Management
	Raghavendran Sivaraman	10 RICs 76 other accounts	$7.58 billion $14.01 billion	3 other accounts ($1.45 B)
VP – Emerging Markets Fund	Robert Cameron	2 RICs 6 PIVs 21 other accounts	$1.23 billion $1.92 billion $1.51 billion	None	Columbia Management	Columbia Management
	Derek Lin	3 RICs 7 PIVs 18 other accounts	$1.30 billion $1.92 billion $1.50 billion	None
	Darren Powell	2 RICs 7 PIVs 11 other accounts	$1.23 billion $1.92 billion $1.50 billion	None
	Cory Unal(h)	9 PIVs 3 other accounts	$744.23 million $483.33 million	None
	Perry Vickery	2 RICs 9 PIVs 18 other accounts	$1.23 billion $2.28 billion $1.51 billion	None
	Dara White	3 RICs 8 PIVs 14 other accounts	$1.30 billion $2.23 billion $2.27 billion	None
VP – Intermediate Bond Fund	Jason Callan	13 RICs 10 PIVs 16 other accounts	$17.80 billion $25.31 billion $1.53 billion	1 other account ($316.79 M)	Columbia Management	Columbia Management
	Alex Christensen	6 RICs 2 PIVs 85 other accounts	$10.57 billion $240.52 million $1.19 billion	None
	Gene Tannuzzo	7 RICs 2 PIVs 13 other accounts	$10.98 billion $240.52 million $1.57 billion	None
VP – Overseas Core Fund	Fred Copper	7 RICs 1 PIV 37 other accounts	$5.01 billion $133.93 million $809.04 million	None	Columbia Management	Columbia Management
	Paul DiGiacomo(a)	3 other accounts	$3.20 million	None
	Daisuke Nomoto	5 RICs 4 PIVs 35 other accounts	$4.15 billion $976.53 million $746.14 million	1 other account ($75.20 M)

SUP7950-0012_(03/25)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Seligman Global Technology Fund	Christopher Boova	2 RICs 6 other accounts	$2.60 billion $7.64 million	None	Columbia Management	Columbia Management
	Sanjay Devgan	3 RICs 4 other accounts	$13.66 billion $7.79 million	None
	Vimal Patel	3 RICs 8 other accounts	$14.11 billion $6.36 million	None
	Shekhar Pramanick	4 RICs 6 other accounts	$14.14 billion $14.05 million	None
	Sanjiv Wadhwani	1 RIC 6 other accounts	$2.12 billion $3.38 million	None
	Paul Wick	4 RICs 3 PIVs 8 other accounts	$14.14 billion $1.94 billion $1.73 million	2 PIVs ($998.01 M) 2 other accounts ($1.09 B)
VP – Strategic Income Fund	Jason Callan	13 RICs 10 PIVs 16 other accounts	$21.09 billion $25.31 billion $1.53 billion	1 other account ($316.79 M)	Columbia Management	Columbia Management
	Alex Christensen	6 RICs 2 PIVs 85 other accounts	$13.87 billion $240.52 million $1.19 billion	None
	Gene Tannuzzo	7 RICs 2 PIVs 13 other accounts	$14.27 billion $240.52 million $1.57 billion	None
VP – U.S. Government Mortgage Fund	Jason Callan	13 RICs 10 PIVs 16 other accounts	$20.36 billion $25.31 billion $1.53 billion	1 other account ($316.79 M)	Columbia Management	Columbia Management
	Tom Heuer	3 RICs 5 other accounts	$4.01 billion $6.74 million	None
	Ryan Osborn	3 RICs 6 other accounts	$4.01 billion $4.67 million	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2023.
(h)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2024.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7950-0012_(03/25)